BANK LOANS (Tables)	12 Months Ended
Mar. 31, 2025
BANK LOANS
Schedule of bank loans
Bank loans	Currency	Interest rate	Carrying amount	Current	Non-current
			US$’000	US$’000	US$’000
Bills payables to banks	RMB&HKD	2.60%	16,859	16,859	-
Secured bank loans	RMB&HKD	2.1% - 7.4%	14,827	14,827	-
At March 31, 2024			31,686	31,686	-

Bills payables to banks	RMB&HKD	2.60%	11,662	11,662	-
Secured bank loans	RMB&HKD	2.1% - 6.09%	13,653	13,653	-
At March 31, 2025			25,315	25,315	-
	As of March 31,
	2025	2024
	US$’000	US$’000
Bills payables to banks
Bill 1	5,597	6,624
Bill 2	279	-
Bill 3	-	2,819
Bill 4	5,786	7,416
	11,662	16,859
Secured bank loans
Loan 1	12,260	12,121
Loan 2	1,393	1,409
Loan 3	-	1,297
	13,653	14,827